Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels, net
Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Vessel acquisition	$178,136	$—	$178,136
Depreciation	—	(539)	(539)

Balance December 31, 2017	$178,136	$(539)	$177,597
Additions	$170,503	—	$170,503
Depreciation	—	$(5,407)	$ (5,407)

Balance December 31, 2018	$348,639	$(5,946)	$342,693